Accrued Expenses and Other Current Liabilities	12 Months Ended
Jun. 30, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 8 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of June 30,
	2025	2024
Payroll and welfare payable	$31,504	$45,257
Other current liabilities	205,899	106,940
Accrued expenses and other current liabilities	$237,403	$152,197